Siren DIVCON Leaders Dividend ETF
Schedule of Investments
June 30, 2025 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Consumer Discretionary - 3.6%
D.R. Horton, Inc.	4,988	$643,053
NIKE, Inc. - Class B	9,684	687,951
PulteGroup, Inc.	7,945	837,880
		2,168,884

Consumer Staples - 9.0%
Brown-Forman Corp. - Class B	16,484	443,584
Church & Dwight Co., Inc.	7,418	712,944
Costco Wholesale Corp.	2,942	2,912,404
Kimberly-Clark Corp.	5,563	717,182
The Procter & Gamble Co.	4,563	726,977
		5,513,091

Energy - 1.2%
Marathon Petroleum Corp.	4,461	741,017

Financials - 21.4%
Broadridge Financial Solutions, Inc.	3,538	859,840
Chubb Ltd.	2,722	788,618
Cincinnati Financial Corp.	4,842	721,071
CME Group, Inc.	2,967	817,764
Erie Indemnity Co. - Class A	1,854	642,949
Globe Life, Inc.	7,192	893,894
Hartford Insurance Group, Inc.	6,387	810,319
Marsh & McLennan Companies, Inc.	3,502	765,677
Mastercard, Inc. - Class A	2,884	1,620,635
Moody's Corp.	1,583	794,017
MSCI, Inc.	2,190	1,263,061
Verisk Analytics, Inc.	4,771	1,486,166
Visa, Inc. - Class A	4,612	1,637,490
		13,101,501

Health Care - 3.1%
Agilent Technologies, Inc.	5,460	644,334
Eli Lilly & Co.	824	642,333
Merck & Co., Inc.	7,418	587,209
		1,873,876

Industrials - 28.3%(a)
A O Smith Corp.	10,625	696,681
AMETEK, Inc.	3,915	708,458
Amphenol Corp. - Class A	10,303	1,017,421
Cintas Corp.	8,096	1,804,356
Cummins, Inc.	3,031	992,653
Eaton Corp. PLC	3,000	1,070,970
Expeditors International of Washington, Inc.	6,490	741,483
Fastenal Co.	23,082	969,444
Honeywell International, Inc.	3,494	813,683
Hubbell, Inc.	3,727	1,522,144
Illinois Tool Works, Inc.	2,794	690,816
Jacobs Solutions, Inc.	5,457	717,323
Old Dominion Freight Line, Inc.	5,450	884,535
Pentair PLC	7,006	719,236
Quanta Services, Inc.	6,516	2,463,569
W.W. Grainger, Inc.	1,450	1,508,348
		17,321,120

Materials - 3.8%
Ecolab, Inc.	3,090	832,570
Linde PLC	1,717	805,582
The Sherwin-Williams Co.	1,981	680,196
		2,318,348

Technology - 29.3%(a)
Accenture PLC - Class A	2,040	609,735
Amentum Holdings, Inc. (b)	330	7,786
Apple, Inc.	3,171	650,594
Applied Materials, Inc.	4,482	820,520
Broadcom, Inc.	12,872	3,548,167
Cognizant Technology Solutions Corp. - Class A	9,478	739,568
Garmin Ltd.	7,753	1,618,206
Intuit, Inc.	1,209	952,245
KLA Corp.	2,109	1,889,116
Lam Research Corp.	10,200	992,868
Microsoft Corp.	1,791	890,861
Monolithic Power Systems, Inc.	1,953	1,428,385
Motorola Solutions, Inc.	2,150	903,989
NVIDIA Corp.	18,107	2,860,725
		17,912,765
TOTAL COMMON STOCKS (Cost $48,703,340)		60,950,602

SHORT-TERM INVESTMENTS - 0.2%		Value
Money Market Funds - 0.2%	Shares
First American Government Obligations Fund - Class X, 4.25% (c)	139,769	139,769
TOTAL SHORT-TERM INVESTMENTS (Cost $139,769)		139,769

TOTAL INVESTMENTS - 99.9% (Cost $48,843,109)		61,090,371
Other Assets in Excess of Liabilities - 0.1%		30,982
TOTAL NET ASSETS - 100.0%		$61,121,353
two		–%
Percentages are stated as a percent of net assets.		–%

PLC - Public Limited Company

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.

Siren DIVCON Dividend Defender ETF
Schedule of Investments
June 30, 2025 (Unaudited)

COMMON STOCKS - 82.1%	Shares	Value
Communications - 0.7%
Fox Corp. - Class A	1,052	$58,954

Consumer Discretionary - 3.1%
D.R. Horton, Inc.	260	33,519
eBay, Inc.	176	13,105
NIKE, Inc. - Class B	896	63,652
PulteGroup, Inc.	1,550	163,463
		273,739

Consumer Staples - 4.4%
Brown-Forman Corp. - Class B	283	7,615
Church & Dwight Co., Inc.	280	26,911
Costco Wholesale Corp.	201	198,978
Kimberly-Clark Corp.	309	39,836
Walmart, Inc.	1,211	118,412
		391,752

Energy - 2.0%
Texas Pacific Land Corp.	169	178,530

Financials - 21.6%
Chubb Ltd.	708	205,122
Cincinnati Financial Corp.	97	14,445
Erie Indemnity Co. - Class A	349	121,030
Globe Life, Inc.	1,075	133,612
Hartford Insurance Group, Inc.	527	66,861
Mastercard, Inc. - Class A	214	120,255
Moody's Corp.	341	171,042
MSCI, Inc.	338	194,938
S&P Global, Inc.	418	220,407
Travelers Cos., Inc.	822	219,918
Verisk Analytics, Inc.	708	220,542
Visa, Inc. - Class A	638	226,522
		1,914,694

Health Care - 9.9%
Agilent Technologies, Inc.	166	19,590
Eli Lilly & Co.	255	198,780
Merck & Co., Inc.	907	71,798
ResMed, Inc.	879	226,782
Thermo Fisher Scientific, Inc.	406	164,617
Zoetis, Inc.	1,230	191,818
		873,385

Industrials - 18.8%
A O Smith Corp.	182	11,934
AMETEK, Inc.	25	4,524
Amphenol Corp. - Class A	1,763	174,096
Dover Corp.	1,082	198,255
Eaton Corp. PLC	347	123,876
Expeditors International of Washington, Inc.	1,806	206,335
Fastenal Co.	744	31,248
Illinois Tool Works, Inc.	457	112,993
Jacobs Solutions, Inc.	741	97,404
Old Dominion Freight Line, Inc.	599	97,218
Pentair PLC	960	98,554
Quanta Services, Inc.	641	242,349
TE Connectivity PLC	555	93,612
W.W. Grainger, Inc.	171	177,881
		1,670,279

Materials - 4.6%
Ecolab, Inc.	884	238,185
The Sherwin-Williams Co.	495	169,963
		408,148

Technology - 17.0%
Accenture PLC - Class A	46	13,749
Amentum Holdings, Inc. (a)	46	1,075
Apple, Inc.	62	12,721
Applied Materials, Inc.	33	6,041
Cognizant Technology Solutions Corp. - Class A	1,278	99,722
Garmin Ltd.	971	202,667
Intuit, Inc.	333	262,281
KLA Corp.	288	257,973
Lam Research Corp.	1,051	102,304
Microsoft Corp.	482	239,752
NVIDIA Corp.	1,512	238,881
QUALCOMM, Inc.	460	73,260
		1,510,426
TOTAL COMMON STOCKS (Cost $6,577,724)		7,279,907

REAL ESTATE INVESTMENT TRUSTS - COMMON - 2.5%	Shares	Value
Real Estate - 2.5%
SBA Communications Corp.	955	224,272
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $214,115)		224,272

SHORT-TERM INVESTMENTS - 15.0%		Value
Money Market Funds - 15.0%	Shares
First American Government Obligations Fund - Class X, 4.25% (b)	1,327,085	1,327,085
TOTAL SHORT-TERM INVESTMENTS (Cost $1,327,085)		1,327,085

TOTAL INVESTMENTS - 99.6% (Cost $8,118,924)		8,831,264
Other Assets in Excess of Liabilities - 0.4%		37,797
TOTAL NET ASSETS - 100.0%		$8,869,061
two		–%
Percentages are stated as a percent of net assets.		–%

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.

Siren DIVCON Dividend Defender ETF
Schedule of Securities Sold Short
June 30, 2025 (Unaudited)

COMMON STOCKS - (28.5)%	Shares	Value
Communications - (2.3)%
AT&T, Inc.	(2,015)	$(58,314)
Paramount Global - Class B	(11,516)	(148,557)
		(206,871)

Consumer Discretionary - (1.9)%
Ford Motor Co.	(15,399)	(167,079)

Consumer Staples - (1.2)%
Estee Lauder Cos., Inc. - Class A	(1,329)	(107,383)

Energy - (5.5)%
APA Corp.	(6,808)	(124,518)
EQT Corp.	(2,230)	(130,054)
Occidental Petroleum Corp.	(5,429)	(228,072)
		(482,644)

Financials - (4.7)%
Capital One Financial Corp.	(1,124)	(239,142)
Invesco Ltd.	(11,376)	(179,400)
		(418,542)

Industrials - (0.8)%
Southwest Airlines Co.	(2,204)	(71,498)

Materials - (7.0)%
Dow, Inc.	(1,958)	(51,848)
Freeport-McMoRan, Inc.	(5,191)	(225,030)
International Flavors & Fragrances, Inc.	(1,852)	(136,214)
International Paper Co.	(4,412)	(206,614)
		(619,706)

Utilities - (5.1)%
CenterPoint Energy, Inc.	(5,236)	(192,371)
Dominion Energy, Inc.	(696)	(39,338)
Exelon Corp.	(4,467)	(193,957)
PPL Corp.	(886)	(30,026)
		(455,692)
TOTAL COMMON STOCKS (Proceeds $2,561,218)		(2,529,415)

TOTAL SECURITIES SOLD SHORT - (28.5)% (Proceeds $2,561,218)		$(2,529,415)

Percentages are stated as a percent of net assets.

Siren Nasdaq NexGen Economy ETF
Schedule of Investments
June 30, 2025 (Unaudited)

COMMON STOCKS - 98.4%	Shares	Value
Communications - 6.1%
Baidu, Inc. - ADR (a)	5,924	$508,042
Galaxy Digital, Inc. - Class A (a)	61,622	1,349,417
GMO Internet, Inc.	40,206	1,007,069
		2,864,528

Consumer Discretionary - 1.7%
Alibaba Group Holding Ltd. - ADR	3,737	423,813
JD.com, Inc. - ADR	11,566	377,514
		801,327

Consumer Staples - 0.5%
Walmart, Inc.	2,196	214,725

Financials - 59.4%(b)
American Express Co.	1,764	562,681
Bitdeer Technologies Group (a)	177,778	2,040,891
Blackrock, Inc.	681	714,539
Block, Inc. (a)	20,749	1,409,480
Cipher Mining, Inc. (a)	427,716	2,044,483
Circle Internet Group, Inc. (a)	8,439	1,529,906
Cleanspark, Inc. (a)	61,201	675,047
Coinbase Global, Inc. - Class A (a)	3,525	1,235,477
Core Scientific, Inc. (a)	102,460	1,748,992
Customers Bancorp, Inc. (a)	20,185	1,185,667
Hut 8 Corp. (a)	59,260	1,102,236
IREN Ltd. (a)	25,134	366,202
JPMorgan Chase & Co.	704	204,097
MARA Holdings, Inc. (a)	73,902	1,158,783
Mastercard, Inc. - Class A	1,726	969,908
Nasdaq, Inc.	8,036	718,579
NU Holdings Ltd. - Class A (a)	37,166	509,918
PayPal Holdings, Inc. (a)	8,553	635,659
Plus500 Ltd.	3,045	141,943
Riot Platforms, Inc. (a)	150,462	1,700,221
Robinhood Markets, Inc. - Class A (a)	23,824	2,230,641
SBI Holdings, Inc.	31,681	1,106,597
Terawulf, Inc. (a)	433,348	1,898,064
The Bank of New York Mellon Corp.	6,045	550,760
The Goldman Sachs Group, Inc.	1,124	795,511
Visa, Inc. - Class A	2,684	952,954
		28,189,236

Industrials - 0.3%
Siemens AG	560	143,574

Technology - 30.4%(b)
Accenture PLC - Class A	3,003	897,567
Advanced Micro Devices, Inc. (a)	4,278	607,048
Cisco Systems, Inc.	8,927	619,355
Hewlett Packard Enterprise Co.	34,293	701,292
International Business Machines Corp.	3,089	910,575
Micron Technology, Inc.	5,676	699,567
Microsoft Corp.	1,847	918,716
MicroStrategy, Inc. - Class A (a)	3,599	1,454,824
NTT Data Group Corp.	24,445	678,834
NVIDIA Corp.	8,047	1,271,346
Oracle Corp.	2,800	612,164
QUALCOMM, Inc.	7,624	1,214,198
SAP SE - ADR	2,715	825,632
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	9,305	2,107,489
Texas Instruments, Inc.	4,342	901,486
		14,420,093
TOTAL COMMON STOCKS (Cost $39,696,370)		46,633,483

SHORT-TERM INVESTMENTS - 16.1%		Value
Money Market Funds - 16.1%	Shares
First American Government Obligations Fund - Class X, 4.25% (c)	7,653,290	7,653,290
TOTAL SHORT-TERM INVESTMENTS (Cost $7,653,290)		7,653,290

TOTAL INVESTMENTS - 114.5% (Cost $47,349,660)		54,286,773
Liabilities in Excess of Other Assets - (14.5)%		(6,861,119)
TOTAL NET ASSETS - 100.0%		$47,425,654
two		–%
Percentages are stated as a percent of net assets.		–%

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.

The net asset value (“NAV”) per share of each Fund is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern Time. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for each Fund is equal to the NAV per share.

Securities held by the Funds are valued at market quotations when reliable market quotations are readily available. Exchange traded securities and instruments (including equity securities, depositary receipts and ETFs) are generally valued at the last reported sale price on the principal exchange on which such securities are traded (at the NASDAQ Official Closing Price for NASDAQ listed securities), as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Over-the-counter (“OTC”) securities and instruments not traded on an exchange are generally valued at the last traded price. In the absence of a recorded transaction sale price or if the last sale price is unavailable, OTC securities are valued at the mean between last bid and ask, as quoted. If an ask price for an OTC security is unavailable, the last bid price is used. Such valuations would typically be categorized as Level 1 or Level 2 in the fair value hierarchy described below.

When reliable market quotations are not readily available, securities are priced at their fair value in accordance with the Trust’s valuation procedures, which were approved by the Trustees. The Funds may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments, and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Funds’ target Index. This may adversely affect a Fund’s ability to track its Target Index.

The Funds disclose the fair market value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2025:

Siren DIVCON Leaders Dividend ETF
	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$60,950,602	$–	$–	$60,950,602
Money Market Funds	139,769	–	–	139,769
Total Investments	$61,090,371	$–	$–	$61,090,371

Siren DIVCON Dividend Defender ETF	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Common Stocks	$7,279,907	$–	$–	$7,279,907
Real Estate Investment Trusts - Common	224,272	–	–	224,272
Money Market Funds	1,327,085	–	–	1,327,085
Total Investments	$8,831,264	$–	$–	$8,831,264

Liabilities:
Investments:
Common Stocks	(2,529,415)	–	–	(2,529,415
Total Investments	$(2,529,415)	$–	$–	$(2,529,415

Siren Nasdaq NexGen Economy ETF
	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$46,633,483	$–	$–	$46,633,483
Money Market Funds	7,653,290	–	–	7,653,290
Total Investments	$54,286,773	$–	$–	$54,286,773

Refer to the Schedule of Investments for additional information.

Tax Disclosure - The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and various state and local tax returns.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Funds’ uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the period ended June 30, 2025, the Funds did not incur any interest or penalties.